Intangible Assets - Additional Information (Details)	12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)
Weighted Average Cost of Capital
Disclosure Of Intangible Assets [Line Items]
Discount rate	19.6
IT Platform
Disclosure Of Intangible Assets [Line Items]
Development expenditure acquired	$ 730,000
Carrying Amounts | Kratos Platform
Disclosure Of Intangible Assets [Line Items]
Development expenditure	$ 186,317	$ 300,149